UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Deccan Value Advisors, L.P.
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Address:   15 Valley Drive, 2nd Floor
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           Greenwich, CT 06831
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Form 13F File Number: 028-11963

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malik
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Title:     Chief Operating Officer
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Phone:     203-983-7203
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Signature, Place, and Date of Signing:

        /s/  John Malik            Greenwich, Connecticut  February 13, 2009
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              7
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Form 13F Information Table Value Total:          $647,128
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE



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


                                                      FORM 13F INFORMATION TABLE
                                                        VALUE     SHARES/  SH/ PUT/ INVSTMT   OTHER           VOTING AUTHORITY
NAME OF ISSUER                     CLASS       CUSIP   x($1000)   PRN AMT  PRN CALL DISCRETN MANAGERS      SOLE    SHARED    NONE
----------------------------- -------------- --------- --------  --------- --- ---- -------- --------- --------------------------
BURLINGTON NORTHN SANTA FE C     COM         12189T104   24,250    320,300  SH       SOLE                 320,300
CSX CORP                         COM         126408103   48,939  1,507,200  SH       SOLE               1,507,200
GRUPO TELEVISA SA DE CV       SP ADR REP ORD 40049J206   49,550  3,316,600  SH       SOLE               3,316,600
MASTERCARD INC                   CL A        57636Q104  285,288  1,996,000  SH       SOLE               1,996,000
UNION PAC CORP                   COM         907818108   38,629    808,140  SH       SOLE                 808,140
VISA INC                       COM CL A      92826C839  130,831  2,494,400  SH       SOLE               2,494,400
WELLPOINT INC                    COM         94973V107   69,641  1,653,000  SH       SOLE               1,653,000
